PURCHASE COMMITMENTS - Commitments within one year and beyond one year (Details) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
PURCHASE COMMITMENTS
Commitments	$ 991,572	$ 1,277,815
Committed within one year
PURCHASE COMMITMENTS
Commitments	414,586	647,407
Committed beyond one year
PURCHASE COMMITMENTS
Commitments	$ 576,986	$ 630,408